General Information and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Subsidiary Companies
At December 31, 2025, the Company held 100% interest in the below companies.

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary		Dead Weight Tonnage (“dwt”)	Acquisition Date	Disposal Date
Clean Power Inc.	5/2/2007	Magic Wand		47,000	9/1/2008	—
MR Roi Inc.	5/2/2007	Clean Thrasher		47,000	27/2/2008	—
King of Hearts Inc.	17/3/2008	Clean Sanctuary		46,000	14/7/2009	—
Nirvana Product Trading Inc	25/2/2022	Clean Nirvana		50,000	28/3/2022	—
Volume Jet Trading Inc.	25/2/2022	Clean Justice		46,000	31/5/2022	—
Intercontinental Crude and Product Enterprises Inc.	18/5/2022	Suez Enchanted		160,000	3/6/2022	—
Petroleum Trading and Shipping Inc.	21/4/2022	Suez Protopia		160,000	3/6/2022	—
Haven Exotic Trading Inc.	31/1/2023	Eco Wildfire		33,000	28/3/2023	—
Blue Oddysey International Inc.	31/1/2023	Glorieuse		38,000	27/3/2023	—
Aquatic Success International Inc.	6/9/2023	Aquadisiac		51,000	18/2/2024	—
Alpine Hydrocarbons Inc.	6/9/2023	Gstaad Grace II	*	113,000	28/2/2024	26/4/2024
Poseidonas Corporation Inc.	20/5/2024	Neptulus		33,000	24/8/2024	—
Imperial Petroleum Product Solutions Inc.	20/5/2024	Clean Imperial		40,000	10/1/2025	—
Artemisia Commodities Inc.	13/9/2024	Eco Sikousis		82,000	31/5/2025	—
Aurelia World Transports Inc.	13/9/2024	Eco Czar		82,000	14/6/2025	—
Guinevere Dry Cargoes Inc.	13/9/2024	Supra Duke		56,000	13/6/2025	—
Edrys Shipments Inc.	13/9/2024	Supra Baron		56,000	22/6/2025	—
Ophelia Grain Inc.	13/9/2024	Supra Sovereign		56,000	19/6/2025	—
Laurentia Bulk Inc.	13/9/2024	Supra Monarch		56,000	23/5/2025	—
Sapphira Wheat Inc.	13/9/2024	Supra Pasha		56,000	26/4/2025	—
Marvellous Iron Transport Inc.**	30/12/2025	—		—	—	—
Ancient Mythology Trading Inc.****	22/12/2025	—		—	—	—
Blackhawk Fire Industries Inc. ***	30/12/2025	—		—	—	—
Catharge Transports Inc. ****	30/12/2025	—		—	—	—
Out and About Grain and Wheat Inc. ****	22/12/2025	—		—	—	—
Panacea Potions Inc. ****	22/12/2025	—		—	—	—
Rider Petroleum Products Inc. ****	22/12/2025	—		—	—	—

*	The vessel Gstaad Grace II was sold on April 26, 2024 (Note 3) and the vessel owning company became dormant.
**	The Post Panamax bulker vessel “Post Marvel” owned by Marvellous Iron Transport Inc. was delivered to the Company on January 12, 2026 (Notes 3, 17)
***	The drybulk carrier vessel “Eco Crossfire” owned by Blackhawk Fire Industries Inc. was delivered to the Company on April 3, 2026 (Notes 3, 17)
****	Companies are associated with the acquisition of four drybulk carriers and one product tanker (Note 3).

Summary of Percentage of Company's Revenues
During 2023, 2024 and 2025 one, two and two charterers, respectively, accounted for 10% or more of the Company’s revenues.

	Year ended December 31,
Charterer	2023	2024	2025
A	21%	—	—
B	—	10%	19%
C	—	11%	—
D	—	—	12%

Schedule of Distribution of Assets and Liabilities to its Wholly-Owned Subsidiary C3is Inc
The assets and liabilities of C3is on June 21, 2023, were as follows:

June 21, 2023
Cash and cash equivalents	5,000,000
Trade and other receivables	877,202
Inventories	124,813
Advances and prepayments	192,961
Due from related party	188,750
Vessels, net (after impairment of $8,996,023)	28,500,000
Trade accounts payable	816,187
Accrued and other liabilities	357,647
Deferred income	115,940
Net assets of C3is distributed to stockholders and warrantholders	33,593,952
Less investment in preferred shares of C3is issued as part of Spin-off	(12,636,000)
Distribution of net assets of C3is to stockholders and warrantholders	20,957,952